Supplement to the
Fidelity® Blue Chip Growth Fund and
Fidelity Blue Chip Value Fund
September 28, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

BCF-BCV-14-01  January 17, 2014
1.798338.113

Supplement to the
Fidelity® Dividend Growth Fund
September 28, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Effective January 1, 2014, the following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Ramona Persaud (portfolio manager) has managed the fund since January 2014.

Effective January 1, 2014, the following information replaces the biographical information found in the "Fund Management" section on page 21.

Ramona Persaud is portfolio manager of the fund, which she has managed since January 2014. She also manages other funds. Since joining Fidelity Investments in 2003, Ms. Persaud has worked as a research analyst and portfolio manager.

DGF-14-01  January 17, 2014
1.477570.117

Supplement to the
Fidelity® Growth & Income Portfolio
September 28, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

GAI-14-01  January 17, 2014
1.480657.121

Supplement to the
Fidelity® Leveraged Company Stock Fund
September 28, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

LSF-14-01  January 17, 2014
1.751999.115

Supplement to the
Fidelity® OTC Portfolio
September 28, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

OTC-14-01  January 17, 2014
1.472927.122

Supplement to the
Fidelity® Real Estate Income Fund
September 28, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

REI-14-01  January 17, 2014
1.798339.111

Supplement to the
Fidelity® Small Cap Growth Fund and Fidelity Small Cap Value Fund
September 28, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

SCP-SCV-14-01  January 17, 2014
1.808094.118